Debentures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Feb. 28, 2017	Nov. 30, 2016
Disclosure Of Analysis Of Debentures By Item Line Items [Line Items]
Effective Interest rate			1.85%	2.60%
Par Value	$ 165,766	$ 136,866
Unamortized debt premium (discount) and issuance costs, net	(105)	(1,513)
Current maturities	55,822	4,826
Total long-term debentures, net of current maturities	114,902	133,739
Short-term accrued interest	5,063	1,139
Long-term accrued interest		2,073
Total short-term and long-term debentures	$ 170,724	$ 138,565
Formula's Series A Secured Debentures (2.8%) [Member]
Disclosure Of Analysis Of Debentures By Item Line Items [Line Items]
Effective Interest rate	2.40%	3.07%
Currency	NIS (Unlinked)	NIS (Unlinked)
Par Value	$ 54,769	$ 25,810
Unamortized debt premium (discount) and issuance costs, net	684	(209)
Current maturities	9,128	3,687
Total long-term debentures, net of current maturities	46,325	21,914
Short-term accrued interest	758	357
Long-term accrued interest
Total short-term and long-term debentures	$ 56,211	$ 25,958
Formula's Series B Convertible Debentures (2.74%) [Member]
Disclosure Of Analysis Of Debentures By Item Line Items [Line Items]
Effective Interest rate	3.65%	3.65%
Currency	NIS (Linked to fix rate of USD)	NIS (Linked to fix rate of USD)
Par Value	$ 31,812	$ 31,871
Unamortized debt premium (discount) and issuance costs, net	(79)	(400)
Current maturities	31,812
Total long-term debentures, net of current maturities		31,471
Short-term accrued interest	2,971
Long-term accrued interest		2,073
Total short-term and long-term debentures	$ 34,704	$ 33,544
Sapiens' Series B Debentures (3.37%) [Member]
Disclosure Of Analysis Of Debentures By Item Line Items [Line Items]
Effective Interest rate	3.69%	3.69%
Currency	NIS (Linked to fix rate of USD)	NIS (Linked to fix rate of USD)
Par Value	$ 79,185	$ 79,185
Unamortized debt premium (discount) and issuance costs, net	(710)	(904)
Current maturities	9,898
Total long-term debentures, net of current maturities	68,577	78,281
Short-term accrued interest	1,334	782
Long-term accrued interest
Total short-term and long-term debentures	$ 79,809	$ 79,063